UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue
         18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $3,273,096 (thousands)

CONFINDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    50558   741100 SH       SOLE                   741100        0        0
AETNA INC NEW                  COM              00817Y108    34893   900000 SH       SOLE                   900000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    72202  2250000 SH       SOLE                  2250000        0        0
APPLE INC                      COM              037833100   248200   425000 SH       SOLE                   425000        0        0
ARIAD PHARMACEUTICALS INC      COM              04033A100    36141  2100000 SH       SOLE                  2100000        0        0
BIOFUEL ENERGY CORP            COM NEW          09064Y307     3590  1008432 SH       SOLE                  1008432        0        0
CABOT OIL & GAS CORP           COM              127097103    78800  2000000 SH       SOLE                  2000000        0        0
CAPITAL ONE FINL CORP          COM              14040H105    80624  1475000 SH       SOLE                  1475000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     3962  5000000 PRN      SOLE                  5000000        0        0
CIGNA CORPORATION              COM              125509109    74800  1700000 SH       SOLE                  1700000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109    77110  2750000 SH       SOLE                  2750000        0        0
CONSTELLATION BRANDS INC       CL A             21036P108    13530   500000 SH       SOLE                   500000        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106   293250 11500000 SH       SOLE                 11500000        0        0
DISH NETWORK CORP              CL A             25470M109    57100  2000000 SH       SOLE                  2000000        0        0
ENPHASE ENERGY INC             COM              29355A107    45314  7448987 SH       SOLE                  7448987        0        0
HILLSHIRE BRANDS CO            COM              432589109    11366   392080 SH       SOLE                   392080        0        0
HUMANA INC                     COM              444859102    36784   475000 SH       SOLE                   475000        0        0
INFORMATICA CORP               COM              45666Q102     8472   200000 SH       SOLE                   200000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    64519  1300000 SH       SOLE                  1300000        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    47750  1000000 SH       SOLE                  1000000        0        0
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    57769  3250000 SH       SOLE                  3250000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    52351  1300000 SH       SOLE                  1300000        0        0
NEWELL RUBBERMAID INC          COM              651229106    21768  1200000 SH       SOLE                  1200000        0        0
NEWS CORP                      CL A             65248E104    89160  4000000 SH       SOLE                  4000000        0        0
PENNEY J C INC                 COM              708160106     6480  9000000 SH  PUT  SOLE                  9000000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    77396  2200000 SH       SOLE                  2200000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    19650  1000000 SH       SOLE                  1000000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     7092   400000 SH       SOLE                   400000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     7208   400000 SH       SOLE                   400000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     4485   260000 SH       SOLE                   260000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    40840  1525000 SH       SOLE                  1525000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    22503   145000 SH       SOLE                   145000        0        0
THORATEC CORP                  COM NEW          885175307    33580  1000000 SH       SOLE                  1000000        0        0
UNITED TECHNOLOGIES CORP       COM              913017109   117072  1550000 SH       SOLE                  1550000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102   105300  1800000 SH       SOLE                  1800000        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100    27960   500000 SH       SOLE                   500000        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103    46731  3700000 SH       SOLE                  3700000        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103      413  3500000 SH  CALL SOLE                  3500000        0        0
WELLPOINT INC                  COM              94973V107    54222   850000 SH       SOLE                   850000        0        0
WESTLAKE CHEM CORP             COM              960413102    26130   500000 SH       SOLE                   500000        0        0
YAHOO INC                      COM              984332106  1116021 70500400 SH       SOLE                 70500400        0        0